INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 23,217	$ 17,315
Accumulated Amortization	(12,231)	(8,893)
Total intangible assets, net	10,986	8,422
Amortization expense	4,659	6,544	$ 2,235
Expected amortization expense of intangible assets
2018	2,800
2019	2,800
2020	2,100
2021	1,600
2022 and thereafter	1,700
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	2,334	1,431
Accumulated Amortization	(1,371)	(1,183)
Total intangible assets, net	963	248
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	20,883	15,884
Accumulated Amortization	(10,860)	(7,710)
Total intangible assets, net	$ 10,023	$ 8,174